Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries (Land Sale Consideration) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash			$ 0	$ 0	$ 78	$ 976
Interest Rate		7.00%	7.00%
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 8,250
Note receivable - construction financing	3,543
Note receivable - certificate of occupancy	4,047
Other asset - future ownership rights of parking parcel	4,100
Other asset - free use of parking easement prior to development commencement	235
Other asset - reimbursement of parking fees while parking parcel is in development	462
Total	$ 20,637
Interest Rate	7.00%	7.00%
Notes Receivable, Construction Financing | Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Note receivable face value	$ 4,000
Notes Receivable, Certificate Of Occupancy | Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Note receivable face value	$ 5,300